NET EARNINGS (LOSS) PER SHARE - Disclosure of earnings per share (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
For the computation of basic net earnings, Weighted number of shares	57,963	38,565
For the computation of basic net earnings, Net loss attributable to equity holders of the Company	$ (17,763)	$ (28,698)
Effect of potential dilutive Ordinary shares - Warrants, Weighted number of shares	1,810	0
Effect of potential dilutive Ordinary shares - Warrants, Net loss attributable to equity holders of the Company	$ (21,739)	$ 0
For the computation of diluted net earnings, Weighted number of shares	59,773	38,565
For the computation of diluted net earnings, Net loss attributable to equity holders of the Company	$ (39,502)	$ (28,698)